Material Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Material Accounting Policies [Abstract]
Contribution amount | $	$ 122	$ 112	$ 92
Number of operating segment (in Segment)	1
Number of reportable segment (in Segment)	1